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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:


/s/ John D. Doyle, Jr.                  Lynchburg, VA   04/27/2011
-------------------------------------   -------------   ----------
             [Signature]                [City, State]     [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           85
Form 13F Information Table Value Total:      122,934
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
NAME OF                       TITLE OF               VALUE     SHRS OR                     INVESTMENT    VOTING   AUTHORITY
ISSUER                         CLASS      CUSIP    (X $1000)    PM AMT   SH/PRN  PUT/CALL  DISCRETION     SOLE      SHARED   NONE
---------------------------  ---------  ---------  ---------  ---------  ------  --------  ----------  ---------  ---------  ----
ABB Ltd                      common     000375204       376      15,525                       Sole        15,525
Archer Daniels Midland       common     039483102       204       5,675                       Sole         5,675
Abbott Labs                  common     002824100     2,594      52,876                       Sole        52,876
Altria                       common     02209S103       211       8,097                       Sole         8,097
A T & T                      common     00206R102     1,144      37,378                       Sole        37,378
A T & T Pfd 6.375%           preferred  00211G208     1,186      44,500                       Sole        44,500
Bank of America              common     060505104       714      53,549                       Sole        53,549
BB&T                         common     054937107       817      29,766                       Sole        29,766
Becton Dickinson             common     075887109       685       8,602                       Sole         8,602
Berkshire Hathaway Class B   common     084670108       930      11,125                       Sole        11,125
BHP Billiton                 common     088606108     2,491      25,979                       Sole        25,979
Boeing                       common     097023105       786      10,625                       Sole        10,625
BP PLC                       common     055622104       605      13,705                       Sole        13,705
Canadian Natl Railway        common     136375102       721       9,575                       Sole         9,575
Caterpillar                  common     149123101     2,050      18,410                       Sole        18,410
Chevron Corp                 common     166764100     2,699      25,107                       Sole        25,107
Cisco                        common     17275R102       898      52,363                       Sole        52,363
Claymore Solar Energy ETF    common     18383M621       109      12,400                       Sole        12,400
Coca-Cola                    common     191216100       461       6,945                       Sole         6,945
Conoco Phillips              common     20825C104     3,704      46,375                       Sole        46,375
Consolidated Edison          common     209115104       210       4,150                       Sole         4,150
Corning Inc                  common     219350105       282      13,650                       Sole        13,650
CSX                          common     126408103       354       4,501                       Sole         4,501
CVS/Caremark                 common     126650100     1,975      57,535                       Sole        57,535
Deere & Co                   common     244199105     1,679      17,325                       Sole        17,325
Developers Diversified Rlty  common     251591103       346      24,713                       Sole        24,713
Devon Energy                 common     25179M103       987      10,750                       Sole        10,750
Dominion Resources           common     25746U109     2,020      45,189                       Sole        45,189
EMC                          common     268648102       922      34,700                       Sole        34,700
Emerson                      common     291011104       203       3,476                       Sole         3,476
Exxon- Mobil                 common     30231G102     8,803     104,637                       Sole       104,637
Fedex Corp                   common     31428X106     1,710      18,276                       Sole        18,276
GE                           common     369604103     3,810     190,007                       Sole       190,007
Health Care REIT             common     42217K106       426       8,125                       Sole         8,125
Hewlett Packard              common     428236103       852      20,797                       Sole        20,797
Honeywell                    common     438516106     2,565      42,950                       Sole        42,950
Illinois Tool Works          common     452308109     1,753      32,625                       Sole        32,625
Intel                        common     458140100       244      12,100                       Sole        12,100
International Bus. Mach.     common     459200101     4,449      27,281                       Sole        27,281
ishares Emerging Markets     common     464287234     1,105      22,700                       Sole        22,700
ishares Financial Sec Index  common     464287788       924      15,625                       Sole        15,625
ishares Healthcare Ind       common     464287762       769      11,125                       Sole        11,125
ishares Lehman 1-3 yr Trs    common     464287457     1,399      16,700                       Sole        16,700
ishares MSCI Brazil          common     464286400       209       2,700                       Sole         2,700
ishares Midcap 400 Index     common     464287507     1,224      12,400                       Sole        12,400
ishares Preferred Index      preferred  464288687     1,239      31,250                       Sole        31,250

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
isjares Regional Bank Index  common     464288778       390      15,950                       Sole        15,950
ishares S&P Natl Muni        common     464288414       418       4,200                       Sole         4,200
ishares Technology Index     common     464287721       890      13,375                       Sole        13,375
Johnson & Johnson            common     478160104     2,470      41,689                       Sole        41,689
Kimberly Clark               common     494368103     1,855      28,425                       Sole        28,425
Lincoln Natl Corp            common     534187109       645      21,476                       Sole        21,476
Lowes Companies              common     548661107     1,255      47,476                       Sole        47,476
3M                           common     604059105     2,097      22,423                       Sole        22,423
McKesson Corp                common     58155Q103     1,147      14,515                       Sole        14,515
Medco Health Solutions       common     58405U102       975      17,360                       Sole        17,360
Miscrosoft                   common     594918104     1,106      43,568                       Sole        43,568
Nextera Energy               common     65339F101       808      14,650                       Sole        14,650
Nike                         common     654106103       669       8,840                       Sole         8,840
Norfolk Southern             common     655844108     2,697      38,937                       Sole        38,937
Norvartis ADR                common     66987V109       628      11,550                       Sole        11,550
Nuveen Municipal Value       common     670928100     1,995     220,656                       Sole       220,656
PepsiCo                      common     713448108     4,569      70,930                       Sole        70,930
Philip Morris Intl           common     718172109       467       7,111                       Sole         7,111
Plum Creek Timber            common     729251108       792      18,150                       Sole        18,150
Powershares QQQ Trust        common     73935A104     1,057      18,400                       Sole        18,400
Praxair                      common     74005P104     2,243      22,080                       Sole        22,080
Procter & Gamble             common     742718109     5,972      96,953                       Sole        96,953
Progress Energy              common     743263105       697      15,112                       Sole        15,112
SPDR Energy Sector           common     81369Y506       273       3,425                       Sole         3,425
SPDR Financial Sector        common     81369Y605     1,016      62,000                       Sole        62,000
SPDR Short Term Muni Bd      common     78464A425       231       9,700                       Sole         9,700
SPDR Tr I Unit Ser 1         common     78462F103       695       5,239                       Sole         5,239
Southern Co                  common     842587107     1,205      31,613                       Sole        31,613
Stellarone Corp              common     85856G100       297      20,991                       Sole        20,991
SunTrust Bank                common     867914103       280       9,710                       Sole         9,710
Teva Pharmacutical           common     881624209     1,360      27,110                       Sole        27,110
Union Pacific                common     907818108       275       2,800                       Sole         2,800
United Parcel Service        common     911312106       912      12,275                       Sole        12,275
United Technologies          common     913017109     5,634      66,558                       Sole        66,558
Vanguard Div Apprec ETF      common     921908844     2,991      53,880                       Sole        53,880
Ventas                       common     92276F100     2,744      50,525                       Sole        50,525
Verizon                      common     92343V104     3,956     102,634                       Sole       102,634
Visa                         common     92826C839     1,045      14,200                       Sole        14,200
Wells Fargo                  common     949746101       334      10,538                       Sole        10,538
                                                    122,934   2,570,888                                2,570,888